COLLABORATION AND LICENSE AGREEMENTS - Sandoz Note Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 17, 2019
Debt Instrument [Line Items]
Total	$ 42,862	$ 45,592
Sandoz | Notes Payable
Debt Instrument [Line Items]
Note payable to collaboration partner				$ 20,000
Unamortized discount on note payable				(3,454)
Total			$ 16,546	$ 16,546